Consolidated Statements of Cash Flows (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (14,213,643)	$ (1,279,852)	$ (15,572,940)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	112,380	13,892	126,272
Loss on sale of assets	29,351		29,351
Stock-based compensation	370,439	23,373	394,593
Non-cash interest expense	105,012	5,744	110,756
Change in fair value of warrant liabilities	76,600	0	76,600
Warrant issued for license agreement	47,600		47,600
Amortization of debt discount	48,470	4,330	52,800
Increase (decrease) in cash resulting from changes in:
Prepaid expenses and other current assets	(672,569)	(117,422)	(795,174)
Accounts payable	519,645	272,732	811,600
Accrued expenses and other liabilities	503,643	86,592	590,235
Net cash used in operating activities	(13,073,072)	(990,611)	(14,128,307)
Cash Flows From Investing Activities
Purchases of fixed assets	(687,960)	(306,096)	(996,329)
Proceeds received from sale of assets	10,000		10,000
Net cash used in investing activities	(677,960)	(306,096)	(986,329)
Cash Flows From Financing Activities
Net proceeds from issuance of Common Stock	51,013,741		51,013,741
Proceeds from issuance of notes payable	11,000,000	500,000	11,500,000
Payments on notes payable	(1,500,000)		(1,500,000)
Net proceeds from issuance of Restricted Stock	5,700		7,700
Net proceeds from issuance of Preferred Stock		5,673,173	5,893,951
Net proceeds from stock options exercised	3,000		3,000
Repurchase of Common Stock		(40)	(40)
Net cash provided by financing activities	60,522,441	6,173,133	66,918,352
Net Change in Cash and Cash Equivalents	46,771,409	4,876,426	51,803,716
Cash and Cash Equivalents at Beginning of Period	5,032,307	155,881
Cash and Cash Equivalents at End of Period	51,803,716	5,032,307	51,803,716
Supplemental Disclosures of Cash Flow Information:
Interest	51,122	10,335	61,457
Income taxes	2,095	1,309	3,404
Noncash Investing and Financing Activities:
Final loan fee issued with debt financing recorded as debt discount	1,050,000		1,050,000
Warrants issued with debt financing recorded as debt discount	$ 28,300	$ 24,500	$ 52,800